Operating Risk - Concentrations of Credit Risk and Major Customers - Revenue (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenue	[1]	$ 190,510	$ 91,642
Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		106,732	87,281
Blackrock Imcome Uk Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		26,202
RI Income UK Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		24,142
Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		21,635
Shotoco Energy, LLC. | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		21,281
Zhongwei Hanky Wiye Solar Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		8,387	27,871
Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue		$ 5,085	23,939
Xinyu Realforce Energy Co., Ltd. | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue			23,585
K D C Solar Credit L S L L C | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue			$ 11,886
Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		56.00%	95.00%
Sales Revenue, Net | Blackrock Imcome Uk Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		14.00%
Sales Revenue, Net | RI Income UK Holding Limited | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		13.00%
Sales Revenue, Net | Inner Mongolia Zhaojing Photovoltaic Power Generation Co. Ltd. | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		11.00%
Sales Revenue, Net | Shotoco Energy, LLC. | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		11.00%
Sales Revenue, Net | Zhongwei Hanky Wiye Solar Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		4.00%	30.00%
Sales Revenue, Net | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue		3.00%	26.00%
Sales Revenue, Net | Xinyu Realforce Energy Co., Ltd. | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue			26.00%
Sales Revenue, Net | K D C Solar Credit L S L L C | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Revenue			13.00%

[1]	Sales are attributed to countries based on location of customer.